Stock-Based Compensation (Details) - Schedule of option activity - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of option activity [Abstract]
Shares, Outstanding at beginning
Weighted Average Exercise Price, Outstanding at beginning
Aggregate Intrinsic Value, Shares, Outstanding at beginning
Shares, Granted	1,587,000
Weighted Average Exercise Price, Granted	$ 4.19
Aggregate Intrinsic Value, Granted	$ 2,947,700
Shares, Forfeited or Expired and Other Adj
Weighted Average Exercise Price, Forfeited or Expired and Other Adj
Aggregate Intrinsic Value, Forfeited or Expired and Other Adj
Shares, Outstanding at ending	1,587,000
Weighted Average Exercise Price, Outstanding at ending	$ 4.19
Aggregate Intrinsic Value, Outstanding at ending	$ 2,947,700
Shares, Exercisable	30,658
Weighted Average Exercise Price, Exercisable	$ 4.15
Aggregate Intrinsic Value, Exercisable	$ 58,250